Business Acquisitions	12 Months Ended
Dec. 31, 2020
Business combinations [Abstract]
Business Acquisitions	Business Acquisitions
Acquisitions in 2019
During 2019, the Company acquired all the shares and business of Wood & Grieve Engineers (WGE) for cash consideration and notes payable. Management finalized the fair value assessments of assets and liabilities acquired from WGE in 2019.

Acquisitions in 2020
On October 1, 2020, the Company acquired certain assets and liabilities of Teshmont Consultants LP (Teshmont) for cash consideration and notes payable. Teshmont is an electrical engineering consulting company specializing in high voltage power transmission and distribution engineering, based in Winnipeg, Manitoba. This addition further strengthens the Company's Energy & Resources operations in the Canada CGU.

On November 27, 2020, the Company acquired all the shares and business of AGEL adviseurs B.V. (AGEL) for cash consideration and notes payable. AGEL is a multi-discipline engineering firm specializing in environmental services, spatial development, infrastructure, and GIS services. AGEL is based in Oosterhout, Netherlands and strengthens the Environmental Services operations in the Company's Global group of cash generating units (CGUs).

On December 31, 2020, the Company acquired all the shares and business of Wenck Enterprises Inc. (Wenck) for cash consideration and notes payable. Wenck is an environmental services business whose engineering and environmental solutions support clients in the industrial, infrastructure, energy, and real estate sectors. Wenck is headquartered in Maple Plain, Minnesota, with additional offices in Colorado, Wyoming, North Dakota, and Georgia and strengthens the Company's Environmental Services operations in the Company's United States CGU.

The preliminary fair values of the net assets recognized in the Company’s consolidated financial statements were based on management’s best estimates of the acquired identifiable assets and liabilities at the acquisition dates. Management is currently awaiting the vendors' closing financial statements for Teshmont, AGEL, and Wenck. Once these closing financial statements are received, reviews are completed and approvals are obtained, the valuation of acquired assets and liabilities will be finalized.
Aggregate consideration for assets acquired and liabilities assumed
Details of the aggregate consideration transferred and the fair value of the identifiable assets and liabilities acquired at the date of acquisition are as follows:

For the acquisitions completed	Notes	Total $

Cash consideration		50.8
Notes payable		10.5
Consideration		61.3

Assets and liabilities acquired
Cash acquired		0.2
Non-cash working capital
Trade receivables		17.5
Unbilled receivables		3.7
Trade and other payables		(6.8)
Lease liabilities		(1.6)
Deferred revenue		(0.8)
Other non-cash working capital		1.1
Property and equipment	11	2.2
Lease assets	12	7.0
Intangible assets	14	12.7
Deferred tax assets	27	1.2
Lease liabilities		(5.3)
Provisions	18	(0.2)
Deferred tax liabilities	27	(1.0)
Total identifiable net assets at fair value		29.9
Goodwill arising on acquisitions	13	31.4

Trade receivables, unbilled receivables, and deferred revenue are recognized at fair value at the time of acquisition, and their fair value approximated their net carrying value.

The Company measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition as if the acquired leases were new leases at the acquisition date. The lease assets were measured at an amount equal to the lease liabilities and adjusted to reflect the favorable/unfavorable terms of the lease relative to market terms.

Goodwill consists of the value of expected synergies arising from an acquisition, the expertise and reputation of the assembled workforce acquired, and the geographic location of the acquiree. Goodwill and intangible assets expected to be deductible for income tax purposes is $35.8.

At December 31, 2020, provisions for claims outstanding relating to all prior acquisitions were $6.1, based on their expected probable outcome. Certain of these claims are indemnified by the acquiree (note 18).

The Company integrates the operations and systems of acquired entities shortly after the acquisition date; therefore, it is impracticable to disclose the acquiree’s earnings in its consolidated financial statements since the acquisition date. It is also impracticable to disclose what the Company's gross revenue and earnings would have been had the business combinations taken place at the beginning of the year.
Consideration paid
Details of the cash consideration paid for current year acquisitions are as follows:

December 31 2020
$
Cash consideration paid	50.8
Cash acquired	0.2
Total net cash paid	50.6